Borrowings	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
BORROWINGS

NOTE 7 - BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2014	2013
	( In Thousands)
Securities sold under agreements to repurchase	$25,695	$36,500
Federal Home Loan Bank short-term borrowings	-	13,414

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2014	2013
	(Dollars In Thousands)
Average balance during the year	$36,514	$30,832
Average interest rate during the year	0.21%	0.21%
Maximum month-end balance during the year	$49,634	$49,914
Weighted average interest rate at the end of the year	0.20%	0.21%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $28,914,000 and $28,437,000 at December 31, 2014 and $40,065,000 and $38,733,000 at December 31, 2013 respectively,  were pledged as collateral for these agreements. The securities underlying the agreements were under the Company’s control.

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $143,614,000 which expires in May, 2015.  There were no  borrowings under this line of credit at December 31, 2014 and $13,414,000 in borrowings at December 31, 2013. The Company has a line of credit commitment available from Atlantic Community Bankers Bank for $7,000,000 which expires on June 30, 2015.  There were no borrowings under this line of credit at December 31, 2014 and 2013. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2014. There were no borrowings under this line of credit at December 31, 2014 and December 31, 2013.  During 2014, the Company was granted a line of credit from Zion’s Bank for $17,000,000.  There were no borrowings under this line of credit at December 31, 2014.

Other borrowings consisted of the following at December 31, 2014 and 2013:

	2014	2013
	(In Thousands)

Notes with the FHLB:

Convertible note due July 2015 at 4.34%	$7,111	$7,301
Convertible note due January 2017 at 4.71%	10,000	10,000
Amortizing fixed rate borrowing due January 2018 at 0.91%	1,866	2,460
Amortizing fixed rate borrowing due December 2018 at 1.425%	3,223	4,000
	$22,200	$23,761

The convertible notes contain an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 17 to 22 basis points. If the notes are converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities of other borrowings at December 31, 2014 are as follows (in thousands):

2015	$7,111
2017	10,000
2018	5,089
$22,200

The Bank’s maximum borrowing capacity with the FHLB was $276,614,000 of which $22,089,000 was outstanding at December 31, 2014. Advances from the FHLB are secured by qualifying assets of the Bank.